                                                          File Number: 333-91784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Pre-effective Amendment Number
                                                      ---

                      Post-effective Amendment Number  1
                                                      ---


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

Dennis E. Prohofsky                         Copy to:
Executive Vice President, General           J. Sumner Jones, Esq.
Counsel and Secretary                       Jones & Blouch L.L.P.
Minnesota Life Insurance Company            1025 Thomas Jefferson Street, N.W.
400 Robert Street North                     Suite 410 East
St. Paul, Minnesota 55101-2098              Washington, D.C. 20007-5215
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


       immediately upon filing pursuant to paragraph (b)
   ---
       on (date) pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i)
   ---
    X  on May 1, 2003, pursuant to paragraph (a)(i)
   ---
       75 days after filing pursuant to paragraph (a)(ii)
   ---
       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.





                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com


     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.


     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) CAPITAL MANAGEMENT LOGO]
Advantus Capital Management, Inc.:
- Bond Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Index 500 Portfolio
- International Stock Portfolio
- Small Company Value Portfolio
- Index 400 Mid-Cap Portfolio
- Micro-Cap Growth Portfolio
- Real Estate Securities Portfolio

[AIM INVESTMENTS LOGO]
AIM Variable Insurance Fund:
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.:
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds:
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]
Franklin Templeton Variable Insurance Products Trust:
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

[JANUS LOGO]
Janus Aspen Series:
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

[MFS(R) INVESTMENT MANAGEMENT LOGO]
MFS(R) Variable Insurance Trust(sm):
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Services Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

[OPPENHEIMER FUNDS(R) LOGO]
Oppenheimer Variable Account Funds:
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.:
- International Growth Fund/VA -- Service Shares

[PUTNAM INVESTMENTS LOGO]
Putnam Variable Trust:
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Growth -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

[VAN KAMPEN INVESTMENTS LOGO]
Van Kampen Life Investment Trust:
- Comstock Portfolio -- Class II Shares
- Emerging Growth Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2003.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS


                    SPECIAL TERMS AND HOW TO CONTACT US                                                    1
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    CONTRACT CHARGES AND EXPENSES                                                          5
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                               9
                    DESCRIPTION OF THE CONTRACT                                                           12
                              Right of Cancellation or "Free Look"                                        12
                              Purchase Payments                                                           12
                              Automatic Purchase Plan                                                     13
                              Purchase Payment Allocation Options                                         13
                              Transfers                                                                   13
                              Systematic Transfer Arrangements                                            14
                                        Automatic Portfolio Rebalancing                                   14
                                        Dollar Cost Averaging                                             14
                              Purchase Payments and Value of the Contract                                 15
                                        Crediting Accumulation Units                                      15
                                        Value of the Contract                                             16
                                        Accumulation Unit Value                                           16
                              Net Investment Factor for Each Valuation Period                             16
                              Redemptions, Withdrawals and Surrender                                      17
                              Modification and Termination of the Contract                                17
                              Assignment                                                                  18
                              Deferment of Payment                                                        18
                              Confirmation Statements and Reports                                         19
                    CONTRACT CHARGES AND FEES                                                             19
                              Contingent Deferred Sales Charge                                            19
                                        Nursing Home or Terminal Illness Waiver                           20
                                        Unemployment Waiver                                               21
                              Mortality and Expense Risk Charge                                           22
                              Administrative Charge                                                       22
                              Annual Maintenance Fee                                                      23
                              Premium Taxes                                                               23
                              Transfer Charges                                                            23
                              Market Value Adjustment                                                     23
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    23
                              Annuity Payments                                                            23
                              Electing the Retirement Date and Annuity Option                             24
                              Annuity Options                                                             24
                              Calculation of Your First Monthly Annuity Payment                           25
                              Amount of Subsequent Variable Annuity Payments                              26
                              Value of the Annuity Unit                                                   26
                              Transfers after you have Annuitized your Contract                           26

                    DEATH BENEFITS                                                                        27
                              If the Owner Dies Before Annuity Payments Begin                             27
                                        Optional Death Benefits                                           28
                                        Highest Anniversary Value Death Benefit Option                    28
                                        5% Death Benefit Increase Option                                  30
                                        Premier Death Benefit Option                                      32
                              If the Owner Dies on or after Annuity Payments Begin                        33
                    GENERAL INFORMATION                                                                   33
                              The Company -- Minnesota Life Insurance Company                             33
                              The Separate Account -- Variable Annuity Account                            33
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             34
                              The General Account and the Guaranteed Term Account                         35
                    VOTING RIGHTS                                                                         38
                    FEDERAL TAX STATUS                                                                    38
                    PERFORMANCE DATA                                                                      44
                    STATEMENT OF ADDITIONAL INFORMATION                                                   45
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS
                                                                                                         A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1

SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

[TELEPHONE ICON]
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

[MAIL ICON]
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

LOGO
         - To receive a current copy of the MultiOption Advisor Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ---------- State ------ Zip ----

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.


There are 3 classes available: B Class, C Class and L Class. The primary differences are the contingent deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look." Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.



PURCHASE PAYMENTS:

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver


C Class has no CDSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.


DEATH BENEFIT


Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.


ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.


CONTRACT CHARGES AND EXPENSES



The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.



Contract Owner Transaction Expenses



  SALES LOAD IMPOSED ON PURCHASES
                                                       None
  (as a percentage of purchase payments)
  DEFERRED SALES LOAD
  (as a percentage of each purchase payment or amount surrendered, as applicable)



CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%
       SURRENDER FEES            None       None       None
       TRANSFER FEE*
       Maximum Charge             $10*      $10*        $10*
       Current Charge            None       None       None



* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.



                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
ANNUAL MAINTENANCE FEE**                                        $30      None      None



** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)



Before Annuity Payments Commence



                                         MORTALITY                                      TOTAL SEPARATE
                                            AND                             DEATH           ACCOUNT
                                          EXPENSE      ADMINISTRATIVE      BENEFIT          ANNUAL
                                         RISK FEES          FEE            CHANGE          EXPENSES
                                         ---------     --------------      -------      --------------
B Class
  Base Contract                            1.05%            .15%            None             1.20%
  With Highest Anniversary Value           1.05%            .15%            .15%             1.35%
  With 5% Death Benefit Increase           1.05%            .15%            .25%             1.45%
  With Premier Death Benefit               1.05%            .15%            .35%             1.55%
C Class
  Base Contract                            1.40%            .15%            None             1.55%
  With Highest Anniversary Value           1.40%            .15%            .15%             1.70%
  With 5% Death Benefit Increase           1.40%            .15%            .25%             1.80%
  With Premier Death Benefit               1.40%            .15%            .35%             1.90%
L Class
  Base Contract                            1.35%            .15%            None             1.50%
  With Highest Anniversary Value           1.35%            .15%            .15%             1.65%
  With 5% Death Benefit Increase           1.35%            .15%            .25%             1.75%
  With Premier Death Benefit               1.35%            .15%            .35%             1.85%



After Annuity Payments Commence


(B, C and L Class)



            Mortality and Expense Risk Fees                              1.20%
            Administrative Fees                                          .15%
            Death Benefit Charges                                        None



The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
 and other expenses)                                                %         %

CONTRACT OWNER EXPENSE EXAMPLE



This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and Portfolio company fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                                         W/HIGHEST          W/5% DEATH        W/PREMIER
                                            BASE        ANNIVERSARY          BENEFIT            DEATH
                                          CONTRACT         VALUE             INCREASE          BENEFIT
                                          --------      -----------         ----------        ---------
B Class
  1 Year
  3 Years
  5 years
  10 Years
C Class
  1 Year
  3 Years
  5 years
  10 Years
L Class
  1 Year
  3 Years
  5 years
  10 Years

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD OR IF YOU DO NOT SURRENDER YOUR CONTRACT:



                                                         W/HIGHEST          W/5% DEATH        W/PREMIER
                                            BASE        ANNIVERSARY          BENEFIT            DEATH
                                          CONTRACT         VALUE             INCREASE          BENEFIT
                                          --------      -----------         ----------        ---------
B Class
  1 Year
  3 Years
  5 years
  10 Years
C Class
  1 Year
  3 Years
  5 years
  10 Years
L Class
  1 Year
  3 Years
  5 years
  10 Years


CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.


THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. Prospectuses for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within each of the portfolio's prospectuses. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract.


                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 International Stock Portfolio                     Advantus Capital Management, Inc     Templeton Investment Counsel,
                                                                                        LLC
 Small Company Value Portfolio                     Advantus Capital Management, Inc.    State Street Research &
                                                                                        Management Company
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Micro-Cap Growth Portfolio                        Advantus Capital Management, Inc     Wall Street Associates
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H. S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.
 High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Growth Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio - Class II Shares              Van Kampen Asset Management Inc.
 Emerging Growth Portfolio - Class II Shares       Van Kampen Asset Management Inc.
 Growth and Income Portfolio - Class II Shares     Van Kampen Asset Management Inc.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS


You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:



B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types


You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.


Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, in the case of C Class or L Class, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN


If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.


PURCHASE PAYMENT ALLOCATION OPTIONS


Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, for C Class and L Class you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent.


TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.


There is generally no dollar amount limitation on transfers. However, in C Class and L Class, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent. In addition, transfers from the general account will be limited to a single transfer during any calendar year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No contingent deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact your registered representative.

SYSTEMATIC TRANSFER ARRANGEMENTS


We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.


     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account. Rebalancing is not available after you annuitize.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

Crediting Accumulation Units

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (Exchange) (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares,

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

Value of the Contract

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

Accumulation Unit Value

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD


The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.


The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission (SEC);

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted in accordance with the table below. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.


The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:



CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the CDSC is determined by:


     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.


EXAMPLE Assuming that all amounts to be withdrawn are subject to a CDSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.


The CDSC will not apply to:


     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.


     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     Nursing Home or Terminal Illness Waiver


     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.


     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:


        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement of terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.


     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.


     Unemployment Waiver

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.


     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.


MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.


For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:



     B Class     1.05%


     C Class     1.40%


     L Class     1.35%



During the annuity period the annual rate changes to 1.20% for all contracts classes.



Your mortality and expense risk charge is increased if you elect one of the optional death benefits. We increase the mortality and expense risk charge shown above by an annual rate equal to the following:


     .15% Highest Anniversary Value Death Benefit Option
     .25% 5% Death Benefit Increase Option
     .35% Premier Death Benefit Option

This additional charge applies only during the accumulation period. It does not apply after annuitization. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the CDSC.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.


For providing these services we make a deduction from the variable annuity account at the annual rate of .15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE


For B Class contracts we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.


PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,


c) the type of annuity payment option you select, and



d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.


Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.


The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

IF THE OWNER DIES BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS


At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Mortality and Expense Risk Charge," for more information.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

[PERFORMANCE GRAPH]

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
                                                       WITHDRAWALS               CONTRACT VALUE                   VALUE
                                                    -----------------            --------------            -------------------
65                                                      10000.00                    10000.00                        0.00
                                                        10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

[PERFORMANCE GRAPH]

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
                                                       WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
                                                    -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.



                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

IF THE OWNER DIES ON OR AFTER ANNUITY PAYMENTS BEGIN
If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.


The guaranteed interest rate on new amounts allocated or transferred to a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than 3% compounded annually for B Class; for C and L Class 2% compounded annually for contract years 1 through 10 and 3% compounded annually there after. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.
If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.
Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.
The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.
We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:
     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;
     (b) amounts payable as a death benefit; and
     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.
However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.
Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.
The contract owner must specify the guarantee period from or to which a transfer is to be made.
Withdrawals. The contract owner may make withdrawals of or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than 3% compounded annually) for B Class; for C and L Class 2% compounded annually for contract years 1 through 10 and 3% compounded annually there after;

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and
     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.
In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Fund is an affiliate of ours, we do not control the Advantus Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the variable annuity account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.
REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:


     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and


     - other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolio, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History

       Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


No condensed financial information for C Class or L Class is included with this Prospectus for the variable annuity account because no variable annuity contracts for these classes have been sold prior to the date of this Prospectus. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.


The table below gives per unit information about the financial history of each sub-account for the class of contracts for the period from the inception of each to December 31, 2002. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.


Page A-1

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.87% and 10.00%.

For illustration purposes, an average annual expense equal to      % of the
average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of
     % includes: 1.20% for mortality and expense risk, .15% for administrative
fee and an average of      % for the fund management fee, other fund expenses,
and distribution fee. The average is calculated from the Portfolio Annual Expense table found in the front of this Prospectus and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the general account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota.


                                                                        Page B-1

                         VARIABLE ANNUITY INCOME DETAIL
                              MULTIOPTION ADVISOR

PREPARED FOR: Client                               SEX: Male  DATE OF BIRTH: 06/01/1937
PRESENTED BY: MN Life                              ANNUITY COMMENCEMENT: 07/01/2002
ANNUITIZATION OPTION: 10 Year Certain with Life    FUNDS: Non-Qualified
  Contingency                                      ISSUE STATE: MN
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)              SINGLE PAYMENT RECEIVED: $100,000.00
INITIAL MONTHLY INCOME: $631.96                    AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial net interest rate of 4.50% is used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                               MONTHLY INCOME ASSUMING
                                                                                ANNUAL RATE OF RETURN
                                                                     --------------------------------------------
                                                 BEGINNING            0.00% GROSS     6.87% GROSS    10.00% GROSS
                    DATE                          OF YEAR     AGE    (-2.37% NET)     (4.50% NET)    (7.63% NET)
                    ----                         ---------    ---    ------------     -----------    ------------
July 01, 2002................................        1         65         632             632             632
July 01, 2003................................        2         66         590             632             651
July 01, 2004................................        3         67         552             632             670
July 01, 2005................................        4         68         515             632             690
July 01, 2006................................        5         69         481             632             711
July 01, 2008................................        7         71         420             632             754
July 01, 2010................................        9         73         367             632             800
July 01, 2012................................       11         75         320             632             849
July 01, 2014................................       13         77         279             632             901
July 01, 2016................................       15         79         244             632             955
July 01, 2018................................       17         81         213             632           1,013
July 01, 2020................................       19         83         186             632           1,075
July 01, 2022................................       21         85         162             632           1,140
July 01, 2024................................       23         87         142             632           1,210
July 01, 2026................................       25         89         124             632           1,283
July 01, 2028................................       27         91         108             632           1,361
July 01, 2030................................       29         93          94             632           1,444
July 01, 2032................................       31         95          82             632           1,532
July 01, 2034................................       33         97          72             632           1,625
July 01, 2037................................       36        100          58             632           1,775


IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $703.90.

Net rate of return reflects expenses totaling %, which consist of the 1.20% variable annuity account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution
expenses (this is an average with the actual varying from      % to      %).

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the variable annuity account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.



 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.



                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.



                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY


Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS
The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:
                                 (1+i)        (n/12)-1
                             [ (1+j+0.0025) ]
where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.
MVA factor:
                               (1+0.04)        (49/12)-1
                            [ (1+0.06+0.0025) ]

                            = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-3

EXAMPLE 2:  POSITIVE MVA
In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:
                               (1+0.06)        (49/12)-1
                            [ (1+0.04+0.0025) ]

                            = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

                                                                        Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.



Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4


ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                             Telephone:  1-800-362-3141


                        Statement of Additional Information
The date of this document and the Prospectus is: May 1, 2003


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


          General Information and History

          Distribution of Contract
          Performance Data
          Auditors
          Registration Statement
          Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

DISTRIBUTION OF CONTRACT The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc, ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., and is an affiliate of Minnesota Life. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2002, 2001 and 2000 were $10,463,691, $11,309,746 and $16,138,258 respectively, or payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN
Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2002. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

For the following periods, Minnesota Life voluntarily absorbed the fees and expenses that exceeded the outlined percentage of average daily net assets.

PORTFOLIO                          03/09/1987-   10/01/1997-   05/01/1998-   01/01/1999-   01/01/2000-   05/01/2000-    01/01/2002-
NAME                               09/30/1997    04/30/1998    12/31/1998    12/31/1999    04/30/2000    12/31/2001     12/31/2002
                                   -----------   -----------   -----------   -----------   -----------   -----------    -----------
Bond Portfolio                        65%            65%            65%           65%            65%           65%            65%
Money Market Portfolio                65%            65%            65%           65%            65%           65%            65%
Mortgage Securities Portfolio         65%            65%            65%           65%            65%           65%            65%
Index 500 Portfolio                   55%            55%            55%           55%            55%           55%            55%
International Stock Portfolio       1.00%          1.00%          1.00%         1.00%          1.00%         1.00%          1.00%
Index 400 Portfolio                                  55%            55%           45%            55%           55%            55%
Small Company Value Portfolio                        90%            90%           66%            90%         1.10%          1.10%
Micro-Cap Growth Portfolio                         1.25%          1.25%           32%          1.25%         1.35%          1.34%
Real Estate Securities Portfolio                                    90%         1.15%            90%         1.00%          1.00%


There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2002 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.




The rates of return are shown for each of the possible contract and optional death benefit combinations:


         (a)      1.20% (base contract)
         (b)      1.35% (contract with highest anniversary value rider)
         (c)      1.45% (contract with 5% death benefit increase rider)
         (d)      1.55% (contract with premier death benefit rider)

                                          AVERAGE ANNUAL TOTAL RETURN

                                        Year Ended               Five Years          Ten Years          From Inception     Date of
                                         12/31/01              Ended 12/31/01      Ended 12/31/01         to 12/31/01     Inception
                                         --------              --------------      --------------         -----------     ---------

Bond Sub-Account
(a)                                   (-.45%)      -.45%      (3.97%)    3.97%    (5.12%)     5.13%       (n/a)      n/a    12/3/85
(b)                                   (-.61%)      -.61%      (3.81%)    3.81%    (4.97%)     4.98%       (n/a)      n/a
(c)                                   (-.72%)      -.72%      (3.70%)    3.70%    (4.86%)     4.87%       (n/a)      n/a
(d)                                   (-.82%)      -.82%      (3.60%)    3.60%    (4.76%)     4.77%       (n/a)      n/a

Money Market Sub-Account
(a)                                  (-4.56%)     -4.56%      (2.72%)    2.72%    (3.13%)     3.17%       (n/a)      n/a    12/3/85
(b)                                  (-4.71%)     -4.71%      (2.56%)    2.56%    (2.97%)     3.01%       (n/a)      n/a
(c)                                  (-4.81%)     -4.81%      (2.45%)    2.45%    (2.87%)     2.91%       (n/a)      n/a
(d)                                  (-4.91%)     -4.91%      (2.34%)    2.34%    (2.77%)     2.81%       (n/a)      n/a

Mortgage Securities Sub-Account
(a)                                    (.67%)       .67%      (5.54%)    5.54%    (5.97%)     5.97%       (n/a)      n/a     5/1/87
(b)                                    (.51%)       .51%      (5.38%)    5.38%    (5.81%)     5.82%       (n/a)      n/a
(c)                                    (.41%)       .41%      (5.27%)    5.27%    (5.71%)     5.71%       (n/a)      n/a
(d)                                    (.30%)       .30%      (5.17%)    5.17%    (5.60%)     5.61%       (n/a)      n/a

Index 500 Sub-Account
(a)                                 (-20.36%)    -20.36%      (8.10%)    8.10%   (11.03%)    11.04%       (n/a)      n/a    5/31/87
(b)                                 (-20.49%)    -20.49%      (7.94%)    7.94%   (10.86%)    10.87%       (n/a)      n/a
(c)                                 (-20.57%)    -20.57%      (7.83%)    7.83%   (10.75%)    10.76%       (n/a)      n/a
(d)                                 (-20.66%)    -20.66%      (7.72%)    7.72%   (10.64%)    10.65%       (n/a)      n/a

International Stock Sub-Account
(a)                                 (-16.47%)    -16.47%      (3.15%)    3.15%      (n/a)       n/a     (8.06%)    8.06%     5/1/92
(b)                                 (-16.60%)    -16.60%      (2.99%)    2.99%      (n/a)       n/a     (7.90%)    7.90%
(c)                                 (-16.69%)    -16.69%      (2.89%)    2.89%      (n/a)       n/a     (7.79%)    7.80%
(d)                                 (-16.78%)    -16.78%      (2.78%)    2.78%      (n/a)       n/a     (7.69%)    7.69%

Small Company Value Sub-Account
(a)                                   (7.11%)      7.14%        (n/a)      n/a      (n/a)       n/a     (5.23%)    5.32%    10/1/97
(b)                                   (6.94%)      6.97%        (n/a)      n/a      (n/a)       n/a     (5.07%)    5.16%
(c)                                   (6.83%)      6.86%        (n/a)      n/a      (n/a)       n/a     (4.97%)    5.05%
(d)                                   (6.72%)      6.75%        (n/a)      n/a      (n/a)       n/a     (4.86%)    4.94%

Index 400 Mid-Cap Sub-Account
(a)                                  (-9.28%)     -9.31%        (n/a)      n/a      (n/a)       n/a     (8.60%)    8.72%    10/1/97
(b)                                  (-9.43%)     -9.46%        (n/a)      n/a      (n/a)       n/a     (8.44%)    8.55%
(c)                                  (-9.52%)     -9.55%        (n/a)      n/a      (n/a)       n/a     (8.33%)    8.44%
(d)                                  (-9.62%)     -9.65%        (n/a)      n/a      (n/a)       n/a     (8.22%)    8.33%

Micro-Cap Growth Sub-Account
(a)                                 (-19.44%)    -19.45%        (n/a)      n/a      (n/a)       n/a    (11.21%)   11.34%    10/1/97
(b)                                 (-19.57%)    -19.58%        (n/a)      n/a      (n/a)       n/a    (11.04%)   11.17%
(c)                                 (-19.66%)    -19.67%        (n/a)      n/a      (n/a)       n/a    (10.93%)   11.05%
(d)                                 (-19.75%)    -19.76%        (n/a)      n/a      (n/a)       n/a    (10.82%)   10.94%

Real Estate Securities Sub-Account
(a)                                   (1.63%)      1.66%        (n/a)      n/a      (n/a)       n/a      (.53%)     .55%     5/1/98
(b)                                   (1.48%)      1.50%        (n/a)      n/a      (n/a)       n/a     (1.91%)    1.98%
(c)                                   (1.37%)      1.39%        (n/a)      n/a      (n/a)       n/a     (1.82%)    1.88%
(d)                                   (1.26%)      1.28%        (n/a)      n/a      (n/a)       n/a     (1.72%)    1.78%

Fidelity VIP Contrafund Service Class 2 Sub-Account
(a)                                 (-20.58%)    -20.58%        (n/a)      n/a      (n/a)       n/a   (-14.25%)   -14.25%    2/1/00
(b)                                 (-20.71%)    -20.71%        (n/a)      n/a      (n/a)       n/a   (-14.39%)   -14.39%
(c)                                 (-20.79%)    -20.79%        (n/a)      n/a      (n/a)       n/a   (-14.48%)   -14.48%
(d)                                 (-20.88%)    -20.88%        (n/a)      n/a      (n/a)       n/a   (-14.58%)   -14.58%

Fidelity VIP Equity-Income Service Class 2 Sub-Account
(a)                                 (-13.42%)    -13.42%        (n/a)      n/a      (n/a)       n/a    (-1.24%)    -1.24%    2/1/00
(b)                                 (-13.56%)    -13.56%        (n/a)      n/a      (n/a)       n/a    (-1.40%)    -1.40%
(c)                                 (-13.65%)    -13.65%        (n/a)      n/a      (n/a)       n/a    (-1.50%)    -1.50%
(d)                                 (-13.74%)    -13.74%        (n/a)      n/a      (n/a)       n/a    (-1.60%)    -1.60%

Fidelity VIP Mid Cap Service Class 2 Sub-Account
(a)                                 (-11.73%)    -11.73%        (n/a)      n/a      (n/a)       n/a     (6.99%)     6.99%    2/1/00
(b)                                 (-11.87%)    -11.87%        (n/a)      n/a      (n/a)       n/a     (6.82%)     6.82%
(c)                                 (-11.97%)    -11.97%        (n/a)      n/a      (n/a)       n/a     (6.71%)     6.71%
(d)                                 (-12.06%)    -12.06%        (n/a)      n/a      (n/a)       n/a     (6.60%)     6.60%

Franklin Small Cap Class 2 Sub-Account
(a)                                 (-23.32%)    -23.32%        (n/a)      n/a      (n/a)       n/a   (-26.67%)    -26.67%   8/1/00
(b)                                 (-23.45%)    -23.45%        (n/a)      n/a      (n/a)       n/a   (-26.79%)    -26.79%
(c)                                 (-23.53%)    -23.53%        (n/a)      n/a      (n/a)       n/a   (-26.87%)    -26.87%
(d)                                 (-23.61%)    -23.61%        (n/a)      n/a      (n/a)       n/a   (-26.95%)    -26.95%

Templeton Developing Markets Securities Class 2 Sub-Account
(a)                                 (-16.24%)    -16.24%        (n/a)      n/a      (n/a)       n/a   (-30.44%)    -30.44%  10/1/97
(b)                                 (-16.38%)    -16.38%        (n/a)      n/a      (n/a)       n/a   (-30.51%)    -30.51%
(c)                                 (-16.47%)    -16.47%        (n/a)      n/a      (n/a)       n/a   (-30.55%)    -30.55%
(d)                                 (-16.56%)    -16.56%        (n/a)      n/a      (n/a)       n/a   (-30.60%)    -30.60%

Janus Aspen Capital Appreciation Service Shares Sub-Account
(a)                                 (-29.83%)    -29.83%        (n/a)      n/a      (n/a)       n/a   (-25.96%)    -25.96%   2/1/00
(b)                                 (-29.94%)    -29.94%        (n/a)      n/a      (n/a)       n/a   (-26.08%)    -26.08%
(c)                                 (-30.02%)    -30.02%        (n/a)      n/a      (n/a)       n/a   (-26.16%)    -26.16%
(d)                                 (-30.09%)    -30.09%        (n/a)      n/a      (n/a)       n/a   (-26.25%)    -26.25%

Janus Aspen International Growth Service Shares Sub-Account
(a)                                 (-31.41%)    -31.41%        (n/a)      n/a      (n/a)       n/a   (-26.48%)    -26.48%   2/1/00
(b)                                 (-31.52%)    -31.52%        (n/a)      n/a      (n/a)       n/a   (-26.60%)    -26.60%
(c)                                 (-31.60%)    -31.60%        (n/a)      n/a      (n/a)       n/a   (-26.69%)    -26.69%
(d)                                 (-31.67%)    -31.67%        (n/a)      n/a      (n/a)       n/a   (-26.77%)    -26.77%





The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2002, are shown in the table below. A deferred sales charge has been applied to the initial payment; no additional 'free' amounts have been deducted. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above.

The rates of return are shown for each of the possible contract and optional death benefit combinations:


         (a)      1.20% (base contract)
         (b)      1.35% (contract with highest anniversary value rider)
         (c)      1.45% (contract with 5% death benefit increase rider)
         (d)      1.55% (contract with premier death benefit rider)

                                             Year Ended            Five Years          Ten Years        From Inception      Date of
                                              12/31/01           Ended 12/31/01     Ended 12/31/01        to 12/31/01      Inception
                                              --------           --------------     --------------        -----------      ---------
Bond Sub-Account
(a)                                      (6.62%)       6.62%    (4.85%)    4.85%   (5.14%)    5.15%     (n/a)        n/a     12/3/85
(b)                                      (6.46%)       6.46%    (4.70%)    4.70%   (4.99%)    5.00%     (n/a)        n/a
(c)                                      (6.35%)       6.33%    (4.60%)    4.60%   (4.88%)    4.89%     (n/a)        n/a
(d)                                      (6.25%)       6.25%    (4.49%)    4.49%   (4.78%)    4.79%     (n/a)        n/a

Money Market Sub-Account
(a)                                      (2.52%)       2.52%    (3.65%)    3.65%   (3.16%)    3.20%     (n/a)        n/a     12/3/85
(b)                                      (2.36%)       2.36%    (3.50%)    3.50%   (3.01%)    3.05%     (n/a)        n/a
(c)                                      (2.26%)       2.26%    (3.40%)    3.40%   (2.91%)    2.95%     (n/a)        n/a
(d)                                      (2.16%)       2.16%    (3.29%)    3.29%   (2.81%)    2.85%     (n/a)        n/a

Mortgage Securities Sub-Account
(a)                                      (7.74%)       7.74%    (6.38%)    6.38%   (5.99%)    5.99%     (n/a)        n/a      5/1/87
(b)                                      (7.58%)       7.58%    (6.22%)    6.22%   (5.83%)    5.84%     (n/a)        n/a
(c)                                      (7.48%)       7.48%    (6.12%)    6.12%   (5.73%)    5.73%     (n/a)        n/a
(d)                                      (7.37%)       7.37%    (6.01%)    6.01%   (5.62%)    5.63%     (n/a)        n/a

Index 500 Sub-Account
(a)                                    (-13.29%)     -13.29%    (8.83%)    8.83%  (11.05%)   11.06%     (n/a)        n/a     5/31/87
(b)                                    (-13.41%)     -13.41%    (8.66%)    8.66%  (10.88%)   10.89%     (n/a)        n/a
(c)                                    (-13.50%)     -13.50%    (8.56%)    8.56%  (10.77%)   10.78%     (n/a)        n/a
(d)                                    (-13.59%)     -13.59%    (8.45%)    8.45%  (10.67%)   10.67%     (n/a)        n/a

International Stock Sub-Account
(a)                                    (-12.26%)     -12.26%    (4.09%)    4.09%    (n/a)     n/a      (8.07%)      8.07%     5/1/92
(b)                                    (-12.39%)     -12.39%    (3.93%)    3.93%    (n/a)     n/a      (7.91%)      7.91%
(c)                                    (-12.48%)     -12.48%    (3.83%)    3.83%    (n/a)     n/a      (7.80%)      7.80%
(d)                                    (-12.57%)     -12.57%    (3.73%)    3.73%    (n/a)     n/a      (7.69%)      7.70%

Small Company Value Sub-Account
(a)                                     (14.15%)      14.21%     (n/a)     n/a      (n/a)     n/a      (6.27%)      6.37%    10/1/97
(b)                                     (13.98%)      14.04%     (n/a)     n/a      (n/a)     n/a      (6.11%)      6.21%
(c)                                     (13.87%)      13.93%     (n/a)     n/a      (n/a)     n/a      (6.01%)      6.11%
(d)                                     (13.76%)      13.82%     (n/a)     n/a      (n/a)     n/a      (5.91%)      6.01%

Index 400 Mid-Cap Sub-Account
(a)                                     (-2.23%)      -2.24%     (n/a)     n/a      (n/a)     n/a      (9.50%)      9.62%    10/1/97
(b)                                     (-2.38%)      -2.39%     (n/a)     n/a      (n/a)     n/a      (9.34%)      9.46%
(c)                                     (-2.48%)      -2.48%     (n/a)     n/a      (n/a)     n/a      (9.23%)      9.35%
(d)                                     (-2.57%)      -2.58%     (n/a)     n/a      (n/a)     n/a      (9.12%)      9.24%

Micro-Cap Growth Sub-Account
(a)                                    (-12.38%)     -12.38%     (n/a)     n/a      (n/a)     n/a     (12.04%)     12.18%    10/1/97
(b)                                    (-12.51%)     -12.51%     (n/a)     n/a      (n/a)     n/a     (11.88%)     12.01%
(c)                                    (-12.59%)     -12.60%     (n/a)     n/a      (n/a)     n/a     (11.77%)     11.90%
(d)                                    (-12.68%)     -12.68%     (n/a)     n/a      (n/a)     n/a     (11.66%)     11.79%

Real Estate Securities Sub-Account
(a)                                      (8.61%)       8.73%     (n/a)     n/a      (n/a)     n/a      (2.10%)      2.17%     5/1/98
(b)                                      (8.45%)       8.57%     (n/a)     n/a      (n/a)     n/a      (1.96%)      2.02%
(c)                                      (8.34%)       8.46%     (n/a)     n/a      (n/a)     n/a      (1.86%)      1.92%
(d)                                      (8.24%)       8.35%     (n/a)     n/a      (n/a)     n/a      (1.76%)      1.82%

Fidelity VIP Contrafund Service Class 2 Sub-Account
(a)                                    (-13.51%)     -13.51%     (n/a)     n/a      (n/a)     n/a     (-10.06%)    -10.06%    2/1/00
(b)                                    (-13.64%)     -13.64%     (n/a)     n/a      (n/a)     n/a     (-10.19%)    -10.19%
(c)                                    (-13.72%)     -13.72%     (n/a)     n/a      (n/a)     n/a     (-10.28%)    -10.28%
(d)                                    (-13.81%)     -13.81%     (n/a)     n/a      (n/a)     n/a     (-10.37%)    -10.37%

Fidelity VIP Equity-Income Service Class 2 Sub-Account
(a)                                     (-6.35%)      -6.35%     (n/a)     n/a      (n/a)     n/a      (2.47%)      2.47%     2/1/00
(b)                                     (-6.49%)      -6.49%     (n/a)     n/a      (n/a)     n/a      (2.31%)      2.31%
(c)                                     (-6.58%)      -6.58%     (n/a)     n/a      (n/a)     n/a      (2.21%)      2.21%
(d)                                     (-6.67%)      -6.67%     (n/a)     n/a      (n/a)     n/a      (2.11%)      2.11%

Fidelity VIP Mid Cap Service Class 2 Sub-Account
(a)                                     (-4.66%)      -4.66%     (n/a)     n/a      (n/a)     n/a     (10.37%)     10.37%     2/1/00
(b)                                     (-4.80%)      -4.80%     (n/a)     n/a      (n/a)     n/a     (10.21%)     10.21%
(c)                                     (-4.90%)      -4.90%     (n/a)     n/a      (n/a)     n/a     (10.10%)     10.10%
(d)                                     (-4.99%)      -4.99%     (n/a)     n/a      (n/a)     n/a      (9.99%)      9.99%

Franklin Small Cap Class 2 Sub-Account
(a)                                    (-16.25%)     -16.25%     (n/a)     n/a      (n/a)     n/a     (-21.02%)    -21.02%    8/1/00
(b)                                    (-16.38%)     -16.38%     (n/a)     n/a      (n/a)     n/a     (-21.14%)    -21.14%
(c)                                    (-16.46%)     -16.46%     (n/a)     n/a      (n/a)     n/a     (-21.22%)    -21.22%
(d)                                    (-16.54%)     -16.54%     (n/a)     n/a      (n/a)     n/a     (-21.29%)    -21.29%

Templeton Developing Markets Securities Class 2 Sub-Account
(a)                                     (-9.17%)      -9.17%     (n/a)     n/a      (n/a)     n/a     (-14.98%)    -14.98%   10/1/97
(b)                                     (-9.31%)      -9.31%     (n/a)     n/a      (n/a)     n/a     (-15.10%)    -15.10%
(c)                                     (-9.40%)      -9.40%     (n/a)     n/a      (n/a)     n/a     (-15.19%)    -15.19%
(d)                                     (-9.49%)      -9.49%     (n/a)     n/a      (n/a)     n/a     (-15.27%)    -15.27%

Janus Aspen Capital Appreciation Service Shares Sub-Account
(a)                                    (-22.76%)     -22.76%     (n/a)     n/a      (n/a)     n/a     (-21.20%)    -21.20%    2/1/00
(b)                                    (-22.87%)     -22.87%     (n/a)     n/a      (n/a)     n/a     (-21.32%)    -21.32%
(c)                                    (-22.95%)     -22.95%     (n/a)     n/a      (n/a)     n/a     (-21.40%)    -21.40%
(d)                                    (-23.02%)     -23.02%     (n/a)     n/a      (n/a)     n/a     (-21.47%)    -21.47%

Janus Aspen International Growth Service Shares Sub-Account
(a)                                    (-24.34%)     -24.34%     (n/a)     n/a      (n/a)     n/a     (-21.70%)    -21.70%    2/1/00
(b)                                    (-24.45%)     -24.45%     (n/a)     n/a      (n/a)     n/a     (-21.81%)    -21.81%
(c)                                    (-24.52%)     -24.52%     (n/a)     n/a      (n/a)     n/a     (-21.89%)    -21.89%
(d)                                    (-24.60%)     -24.60%     (n/a)     n/a      (n/a)     n/a     (-21.97%)    -21.97%

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT
Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2002 were 0.38% and 0.38%, for the base contract, 0.23% and 0.23% for Option 1, 0.14% and 0.14% for Option 2 and 0.03% and 0.03% for Option 3. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is $30); it is taken generally from contracts with values of less than $50,000).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date that this Contract was available the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations (that is, the date the underlying fund became effective). Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.


The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2002 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described.


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $45,000 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's or (Advantus Capital's) voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described.

The rates of return are shown for each of the possible contract and optional death benefit combinations:


         (a)      1.20% (base contract)
         (b)      1.35% (contract with highest anniversary value rider)
         (c)      1.45% (contract with 5% death benefit increase rider)
         (d)      1.55% (contract with premier death benefit rider)

                             CUMULATIVE TOTAL RETURN

                                                                    From Inception                   Date of
                                                                      to 12/31/01                   Inception
                                                             ---------------------------            ---------
Bond Sub-Account
(a)                                                          (174.82%)          176.44%              12/3/85
(b)                                                          (168.36%)          169.92%
(c)                                                          (164.14%)          165.67%
(d)                                                          (159.99%)          161.48%

Money Market Sub-Account
(a)                                                           (84.43%)           87.43%              12/3/85
(b)                                                           (80.16%)           83.01%
(c)                                                           (77.37%)           80.12%
(d)                                                           (74.63%)           77.28%

Mortgage Securities Sub-Account
(a)                                                          (172.82%)          173.41%               5/1/87
(b)                                                          (166.95%)          167.52%
(c)                                                          (163.11%)          163.67%
(d)                                                          (159.34%)          159.88%

Index 500 Sub-Account
(a)                                                          (340.00%)          341.40%              5/31/87
(b)                                                          (330.58%)          331.94%
(c)                                                          (324.43%)          325.75%
(d)                                                          (318.36%)          319.67%

International Stock Sub-Account
(a)                                                          (111.70%)          111.76%               5/1/92
(b)                                                          (108.68%)          108.74%
(c)                                                          (106.70%)          106.75%
(d)                                                          (104.74%)          104.79%

Small Company Value Sub-Account
(a)                                                           (29.53%)           30.03%              10/1/97
(b)                                                           (28.72%)           29.21%
(c)                                                           (28.19%)           28.67%
(d)                                                           (27.16%)           28.13%

Index 400 Mid-Cap Sub-Account
(a)                                                           (47.14%)           47.75%              10/1/97
(b)                                                           (46.22%)           46.82%
(c)                                                           (45.61%)           46.20%
(d)                                                           (45.01%)           45.59%

Micro-Cap Growth Sub-Account
(a)                                                           (62.27%)           62.99%              10/1/97
(b)                                                           (61.26%)           61.96%
(c)                                                           (60.59%)           61.29%
(d)                                                           (59.92%)           60.61%

Real Estate Securities Sub-Account
(a)                                                            (7.94%)            8.20%               5/1/98
(b)                                                            (7.37%)            7.62%
(c)                                                            (6.99%)            7.23%
(d)                                                            (6.62%)            6.84%

Fidelity VIP Contrafund Service Class 2 Sub-Account
(a)                                                          (-18.39%)          -18.39%               2/1/00
(b)                                                          (-18.62%)          -18.62%
(c)                                                          (-18.77%)          -18.77%
(d)                                                          (-18.93%)          -18.93%

Fidelity VIP Equity-Income Service Class 2 Sub-Account
(a)                                                            (4.78%)            4.78%               2/1/00
(b)                                                            (4.48%)            4.48%
(c)                                                            (4.28%)            4.28%
(d)                                                            (4.09%)            4.09%

Fidelity VIP Mid Cap Service Class 2 Sub-Account
(a)                                                           (20.83%)           20.83%               2/1/00
(b)                                                           (20.48%)           20.48%
(c)                                                           (20.25%)           20.25%
(d)                                                           (20.03%)           20.03%

Franklin Small Cap Class 2 Sub-Account
(a)                                                          (-28.42%)          -28.42%               8/1/00
(b)                                                          (-28.57%)          -28.57%
(c)                                                          (-28.67%)          -28.67%
(d)                                                          (-28.77%)          -28.77%

Templeton Developing Markets Securities Class 2 Sub-Account
(a)                                                          (-49.82%)          -49.82%              10/1/97
(b)                                                          (-50.13%)          -50.13%
(c)                                                          (-50.34%)          -50.34%
(d)                                                          (-50.55%)          -50.55%

Janus Aspen Capital Appreciation Service Shares Sub-Account
(a)                                                          (-36.66%)          -36.66%               2/1/00
(b)                                                          (-36.84%)          -36.84%
(c)                                                          (-36.96%)          -36.96%
(d)                                                          (-37.08%)          -37.08%

Janus Aspen International Growth Service Shares Sub-Account
(a)                                                          (-37.42%)          -37.42%               2/1/00
(b)                                                          (-37.60%)          -37.60%
(c)                                                          (-37.72%)          -37.72%
(d)                                                          (-37.83%)          -37.83%

                                      AUDITORS


The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2002 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of the new accounting standards in 2001.


                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2002, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report.

          2. Statements of Assets and Liabilities, year ended December 31, 2002.

          3. Statements of Operations, year ended December 31, 2002.

          4. Statements of Changes in Net Assets, years ended December 31, 2002 and 2001.

          5. Notes to Financial Statements.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002 and 2001.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002 and 2001.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2002.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002 and 2001.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          4.   (a)  The Flexible Payment Deferred Variable Annuity
                    Contract, form 02-70067 previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.


               (e) The Endorsement, form MHC-82-9032 previously filed as this exhibit to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          7.   Not applicable.


          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.


               (d) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (f) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (g) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (h) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.


               (i) Amendment One to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.


               (j) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (l) Amendment One to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (m) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (n) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (o) First Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (p) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.


               (q) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company.



               (r) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company.


          9.   Opinion and consent of Donald F. Gruber, Esq.


         10.   Consent of KPMG LLP., to be filed by subsequent amendment.


         11.   Not applicable.

         12.   Not applicable.

         13.   Schedule for Computation of Performance Quotation

               (a) Bond Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) Money Market Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) Mortgage Securities Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Index 500 Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) International Stock Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Small Company Value Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Index 400 Mid-Cap Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) Micro-Cap Growth Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Real Estate Securities Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) Templeton Developing Market Class 2 Sub-Account Performance Calculations, previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.



         15. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                          Positions and Offices                   Positions and Offices
Business Address                            with Insurance Company                  with Registrant
----------------                            ----------------------                  ---------------------
Richard H. Anderson                         Director                                None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN  55111-3034

Mary K. Brainerd                            Director                                None
HealthPartners
8100 34th Avenue South
Bloomington, MN  55425

John F. Bruder                              Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President                   None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director                                None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director                                None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                          Director                                None
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN 55402

Robert E. Hunstad                           Director and Executive                  None
Minnesota Life Insurance                    Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                            Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

David S. Kidwell, Ph.D.                     Director                                None
DS Kidwell Associates
2129 Bancroft Place NW
Washington, D.C.  20008-4019

Reatha C. King Ph.D.                        Director                                None
General Mills Foundation
110 Bank Street SE
Unit 2403
Minneapolis, MN  55414

Dennis E. Prohofsky                         Director, Executive Vice                None
Minnesota Life Insurance                    President, General Counsel
 Company                                    and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                           Chairman, President and                 None
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President                   None
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                            Director and                            None
Minnesota Life Insurance                    Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          Financial statements included are those at the Depositor, Minnesota Life Insurance Company, and the Registrant, which is its Variable Annuity Account. The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Northstar Life Insurance Company, Securian Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Advantus Capital Management, Inc. and Securian Financial Services, Inc. became direct subsidiaries of Securian Financial Group, Inc. on January 1, 2002.



         Other affiliated entities shown in the chart present in response to this item are not required to be consolidated in the statement of the Depositor.


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Securian Casualty Company
         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Trust Company, N.A.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Northstar Life Insurance Company (New York)
         Securian Life Insurance Company
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
         Securian Insurance Agency of Nevada, Inc. (Nevada)
         Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
         Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         DataPlan Securities, Inc. (Ohio)
         MIMLIC Imperial Corporation
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network, Inc. (Texas)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

         MIMLIC Life Insurance Company (Arizona)
         Advantus Cornerstone Fund, Inc.
         Advantus Enterprise Fund, Inc.
         Advantus International Balanced Fund, Inc.
         Advantus Venture Fund, Inc.
         Advantus Real Estate Securities Fund, Inc.

Majority-owned subsidiary of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

         C.R.I. Securities, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

         Advantus Money Market Fund, Inc.
         Advantus Horizon Fund, Inc.
         Advantus Spectrum Fund, Inc.
         Advantus Mortgage Securities Fund, Inc.
         Advantus Bond Fund, Inc.
         Advantus Index 500 Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS



As of January 27, 2003, the number of holders of securities of this class were as follows:

                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts --                  43
     MultiOption Advisor


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

     (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                   Positions and                        Positions and
Name and Principal                                 Offices                              Offices
Business Address                                   with Underwriter                     with Registrant
----------------                                   ----------------                     ---------------
Thomas L. Clark                                    Assistant Treasurer                  None
Securian Financial Services, Inc.                  and Assistant Secretary
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                                 President, Chief                     None
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                Treasurer                            None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                  Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter D. Seltz                                     Vice President,                      None
Securian Financial Services, Inc.                  Sales and Marketing
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Vice President, Chief                None
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, Minnesota 55101



     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $10,463,691           ---              ---           ---



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-91784, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 26th day of February, 2003.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of February, 2003.

                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
                                               Chairman, President and                  February 26, 2003
---------------------------------------        Chief Executive Officer
Robert L. Senkler

*                                              Director
---------------------------------------
Richard H. Anderson

*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John E. Gherty

*                                              Director
---------------------------------------
John F. Grundhofer

*                                              Director
---------------------------------------
Robert E. Hunstad

*                                              Director
---------------------------------------
David S. Kidwell, Ph.D.

*                                              Director
---------------------------------------
Reatha C. King Ph.D.

*                                              Director
---------------------------------------
Dennis E. Prohofsky

*                                              Director
---------------------------------------
Randy F. Wallake

                                               Senior Vice President                    February 26, 2003
---------------------------------------        (chief financial officer)
Gregory S. Strong

                                               Senior Vice President                    February 26, 2003
---------------------------------------        (chief accounting officer)
Gregory S. Strong

                                               Vice President and                       February 26, 2003
---------------------------------------        Treasurer (treasurer)
Dianne M. Orbison

                                               Director and Attorney-in-Fact            February 26, 2003
---------------------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated February 10, 2003, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------

      8(q). Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company.

      8(r). Administration Agreement between Securian Financial Group, Inc. and State street Bank and Trust Company.

      9.        Opinion and consent of Donald F. Gruber, Esq.

     15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.